Commitments and Contingencies (Details) - USD ($)					1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 01, 2024	Nov. 15, 2023	Oct. 31, 2023	Sep. 05, 2023	Oct. 31, 2024	Aug. 31, 2024	Apr. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Accrued amount													$ 750,000
Fees Payable								$ 56,250			$ 56,250
Common stock shares issue (in Shares)			1,000,000		500,000
Common stock market value						$ 100,800				$ 520,000				$ 370,000
Consulting fee						$ 245,712
Revenue derived days						10 years
Research and development expenses						$ 100,800		76,056	71,562		150,290	$ 71,562	165,621	$ 411,014
Commission expense								0	$ 0		0	$ 0
CFO Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments to agreement		$ 8,750
Funds raises											750,000
Accrued amount								750,000			750,000
Fees Payable								71,375			71,375		56,375
Aggregate commitment amount								8,750			8,750
Monthly payments		$ 8,750
Funds raises													750,000
Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Funds raises											750,000
Accrued amount								750,000			750,000
Fees Payable								108,750			108,750
Aggregate commitment amount								$ 8,750			$ 8,750
Dr. Marvin Hausman [Member]
Commitments and Contingencies [Line Items]
Royalty percentage						5.00%
Nova Mentis Life Sciences Corp. [Member]
Commitments and Contingencies [Line Items]
Royalty payable percentage						2.50%
Research and development expenses													100,800
Nova Mentis Life Science Corp. [Member]
Commitments and Contingencies [Line Items]
Common stock shares issue (in Shares)						750,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments to Mr.Reyes	$ 8,750
Dr. Marvis S. Hausman [Member]
Commitments and Contingencies [Line Items]
Common stock market value						$ 100,800
Consulting fee						$ 245,712
Dr. Marvis S. Hausman [Member] | Nova Mentis Life Science Corp. [Member]
Commitments and Contingencies [Line Items]
Common stock shares issue (in Shares)						750,000
Dr. Hausman [Member]
Commitments and Contingencies [Line Items]
Royalty percentage						5.00%
Royalty payable percentage						2.50%
Monthly payments				$ 5,000
Gross sales revenues				10.00%
Dr. Hausman [Member] | Chief Science Officer Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments	$ 5,000						$ 8,750
Gross sales revenues	10.00%
Dr. Hausman [Member] | Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments				$ 5,000
Gross sales revenues				10.00%
Mr. Terwilliger [Member]
Commitments and Contingencies [Line Items]
Monthly payments				$ 5,000
Gross sales revenues				10.00%
Mr. Reyes [Member]
Commitments and Contingencies [Line Items]
Funds raises													750,000
Mr. Reyes [Member] | Chief Operating Officer [Member]
Commitments and Contingencies [Line Items]
Monthly payments													$ 8,750